ALPHA SPA	12 Months Ended
Dec. 31, 2024
Alpha Spa
ALPHA SPA

NOTE 10 – ALPHA SPA

On April 19, 2024, the Company entered into a Stock Purchase Agreement (“SPA”) with Alpha, committing Alpha to purchase up to $30 million of the Company’s ordinary shares, subject to the SPA’s terms. The Company may direct Alpha to purchase ordinary shares at its discretion after a three-month period, with a minimum purchase (“Put”) of $20 and a maximum of $833 in any 30-day period, subject to certain pricing conditions based on market price. The Company has the right to terminate the SPA at no cost or penalty upon five trading days’ prior written notice to Alpha, provided that there are no outstanding Put notices for which ordinary shares need to be issued and the Company has paid all amounts owed to Alpha pursuant to the SPA and any indebtedness the Company otherwise owes to Alpha or its affiliates. As of December 31, 2024, and as of the date of the authorization of these consolidated financial statements no withdrawal was carried out from this credit line. On May 9, 2025, after the balance sheet date, the Company terminated the SPA.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)